UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  50 Rockefeller Plaza
          2nd Floor
          New York, New York 10020

13F File Number: 28-xxxxx

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Zacks
Title:    Managing Director
Phone:    212-332-7291

Signature, Place and Date of Signing:


 /s/ Andrew Zacks            New York, New York          February 14, 2007
-----------------          ----------------------        -----------------
     [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    79

Form 13F Information Table Value Total:    $77,623
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                        Conus Partners, Inc.
                                                          December 31, 2006
COLUMN 1                       COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6    COL 7         COLUMN 8
                                                              VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHR    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT   PRN CALL  DISCRETION     MNGRS  SOLE SHARED    NONE
--------------                 --------------    -----       --------  -------   --- ----  ----------     -----  ---- ------    ----
ACTIONS SEMICONDUCTOR CO LTD         ADR         00507E107     2,474     298,041 SH        SHARED-DEFINED   0    0      298,041  0
ALCON INC                          COM SHS       H01301102        85      24,700 SH  CALL  SHARED-DEFINED   0    0       24,700  0
ALLIED CAP CORP NEW                  COM         01903Q108       135      43,500 SH  PUT   SHARED-DEFINED   0    0       43,500  0
AMERICAN BILTRITE INC                COM         024591109       493      53,687 SH        SHARED-DEFINED   0    0       53,687  0
AMERICREDIT CORP                     COM         03060R101       596     162,300 SH  PUT   SHARED-DEFINED   0    0      162,300  0
ANTIGENICS INC DEL             NOTE 5.250% 2/0   037032AC3       953   1,500,000 PRN       SHARED-DEFINED   0    0    1,500,000  0
APPLIED MATLS INC                    COM         038222105       175      50,000 SH  CALL  SHARED-DEFINED   0    0       50,000  0
AUTOMATIC DATA PROCESSING IN         COM         053015103        78      74,100 SH  PUT   SHARED-DEFINED   0    0       74,100  0
BANK OF AMERICA CORPORATION          COM         060505104       204     120,000 SH  PUT   SHARED-DEFINED   0    0      120,000  0
BEAR STEARNS COS INC                 COM         073902108       260      40,000 SH  PUT   SHARED-DEFINED   0    0       40,000  0
BIOENVISION INC                      COM         09059N100       215      46,367 SH        SHARED-DEFINED   0    0       46,367  0
BIOVERIS CORP                        COM         090676107       693      50,522 SH        SHARED-DEFINED   0    0       50,522  0
CAPITAL ONE FINL CORP                COM         14040H105       284      35,000 SH  PUT   SHARED-DEFINED   0    0       35,000  0
CARMAX INC                           COM         143130102       198     113,000 SH  PUT   SHARED-DEFINED   0    0      113,000  0
CB RICHARD ELLIS GROUP INC          CL A         12497T101        93      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
COACH INC                            COM         189754104        96      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
COMPUCREDIT CORP                     COM         20478N100       186     148,700 SH  PUT   SHARED-DEFINED   0    0      148,700  0
CONGOLEUM CORP NEW                  CL A         207195108       557     335,700 SH        SHARED-DEFINED   0    0      335,700  0
CORPORATE EXECUTIVE BRD CO           COM         21988R102       375      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
DELL INC                             COM         24702R101       347      70,000 SH  PUT   SHARED-DEFINED   0    0       70,000  0
DISNEY WALT CO                   COM DISNEY      254687106        47      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
DRDGOLD LTD                     SPONSORED ADR    26152H103     2,855   3,172,642 SH        SHARED-DEFINED   0    0    3,172,642  0
DURECT CORP                          COM         266605104    14,382   3,239,118 SH        SHARED-DEFINED   0    0    3,239,118  0
FACTSET RESH SYS INC                 COM         303075105       271      91,200 SH  PUT   SHARED-DEFINED   0    0       91,200  0
FEDERAL HOME LN MTG CORP             COM         313400301         3      44,000 SH  PUT   SHARED-DEFINED   0    0       44,000  0
FEDERAL NATL MTG ASSN                COM         313586109       479     340,100 SH  PUT   SHARED-DEFINED   0    0      340,100  0
FEDERATED DEPT STORES INC DE         COM         31410H101        74      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
FIRST DATA CORP                      COM         319963104       638      25,000 SH        SHARED-DEFINED   0    0       25,000  0
FIRST MARBLEHEAD CORP                COM         320771108        15     100,000 SH  PUT   SHARED-DEFINED   0    0      100,000  0
GARMIN LTD                           ORD         G37260109       128      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
GENE LOGIC INC                       COM         368689105     1,550   1,006,396 SH        SHARED-DEFINED   0    0    1,006,396  0
GENVEC INC                           COM         37246C109       638     265,650 SH        SHARED-DEFINED   0    0      265,650  0
HARLEY DAVIDSON INC                  COM         412822108       161      70,000 SH  PUT   SHARED-DEFINED   0    0       70,000  0
HSBC HLDGS PLC                  SPON ADR NEW     404280406        21      50,000 SH  PUT   SHARED-DEFINED   0    0       50,000  0
INDYMAC BANCORP INC                  COM         456607100       238      50,000 SH  PUT   SHARED-DEFINED   0    0       50,000  0
INOVIO BIOMEDICAL CORP               COM         45773H102     1,977     600,967 SH        SHARED-DEFINED   0    0      600,967  0
INTERPHASE CORP                      COM         460593106       423      51,060 SH        SHARED-DEFINED   0    0       51,060  0
ISHARES TR                     DJ US REAL EST    464287739       303     103,500 SH  PUT   SHARED-DEFINED   0    0      103,500  0
ISTAR FINL INC                       COM         45031U101        17      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
JOHNSON & JOHNSON                    COM         478160104       419      67,500 SH  CALL  SHARED-DEFINED   0    0       67,500  0
JOHNSON CTLS INC                     COM         478366107        36     102,500 SH  PUT   SHARED-DEFINED   0    0      102,500  0
JP MORGAN CHASE & CO                 COM         46625H100        27     155,000 SH  PUT   SHARED-DEFINED   0    0      155,000  0
KOHLS CORP                           COM         500255104       114      50,000 SH  PUT   SHARED-DEFINED   0    0       50,000  0
LABOPHARM INC                        COM         504905100     2,471     420,895 SH        SHARED-DEFINED   0    0      420,895  0
LANDEC CORP                          COM         514766104       200      18,624 SH        SHARED-DEFINED   0    0       18,624  0
LEHMAN BROS HLDGS INC                COM         524908100         3      40,000 SH  PUT   SHARED-DEFINED   0    0       40,000  0
LENNAR CORP                         CL A         526057104       152     321,000 SH  PUT   SHARED-DEFINED   0    0      321,000  0
LINCOLN NATL CORP IND                COM         534187109       358     231,100 SH  CALL  SHARED-DEFINED   0    0      231,100  0
MASTERCARD INC                      CL A         57636Q104       113      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
MAXYGEN INC                          COM         577776107    14,294   1,327,175 SH        SHARED-DEFINED   0    0    1,327,175  0
MEADE INSTRUMENTS CORP               COM         583062104       831     422,010 SH        SHARED-DEFINED   0    0      422,010  0
MERGE TECHNOLOGIES INC               COM         589981109     3,090     471,007 SH        SHARED-DEFINED   0    0      471,007  0
MGIC INVT CORP WIS                   COM         552848103       357      99,100 SH  PUT   SHARED-DEFINED   0    0       99,100  0
NEUROMETRIX INC                      COM         641255104       177      11,857 SH        SHARED-DEFINED   0    0       11,857  0
PACIFIC ETHANOL INC                  COM         69423U107       225      11,500 SH  PUT   SHARED-DEFINED   0    0       11,500  0
PAYCHEX INC                          COM         704326107        43      50,000 SH  PUT   SHARED-DEFINED   0    0       50,000  0
PENN TREATY AMERN CORP             COM NEW       707874400       725      94,300 SH        SHARED-DEFINED   0    0       94,300  0
PFIZER INC                           COM         717081103       109      92,800 SH  CALL  SHARED-DEFINED   0    0       92,800  0
PHARMACOPEIA DRUG DISCVRY IN         COM         7171EP101     1,538     361,050 SH        SHARED-DEFINED   0    0      361,050  0
PMI GROUP INC                        COM         69344M101         7      40,000 SH  PUT   SHARED-DEFINED   0    0       40,000  0
POTASH CORP SASK INC                 COM         73755L107       206      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
QUEST DIAGNOSTICS INC                COM         74834L100       302      97,500 SH  CALL  SHARED-DEFINED   0    0       97,500  0
REPLIGEN CORP                        COM         759916109       715     254,599 SH        SHARED-DEFINED   0    0      254,599  0
SANOFI AVENTIS                  SPONSORED ADR    80105N105       572      65,000 SH  CALL  SHARED-DEFINED   0    0       65,000  0
SEARS HLDGS CORP                     COM         812350106       545     123,800 SH  PUT   SHARED-DEFINED   0    0      123,800  0
SILICON GRAPHICS INC               COM NEW       827056300     1,128      56,378 SH        SHARED-DEFINED   0    0       56,378  0
SLM CORP                             COM         78442P106       124      77,800 SH  PUT   SHARED-DEFINED   0    0       77,800  0
STAAR SURGICAL CO               COM PAR $0.01    852312305     5,741     818,943 SH        SHARED-DEFINED   0    0      818,943  0
STARBUCKS CORP                       COM         855244109        51     101,400 SH  PUT   SHARED-DEFINED   0    0      101,400  0
STREETTRACKS SER TR            SPDR HOMEBUILD    86330E745        35      57,700 SH  PUT   SHARED-DEFINED   0    0       57,700  0
TARGET CORP                          COM         87612E106       123      30,000 SH  PUT   SHARED-DEFINED   0    0       30,000  0
TETRA TECHNOLOGIES INC DEL           COM         88162F105     1,816      71,000 SH        SHARED-DEFINED   0    0       71,000  0
THERAGENICS CORP                     COM         883375107     6,675   2,153,243 SH        SHARED-DEFINED   0    0    2,153,243  0
THORNBURG MTG INC                    COM         885218107         8      25,000 SH  PUT   SHARED-DEFINED   0    0       25,000  0
WACHOVIA CORP 2ND NEW                COM         929903102         6      50,000 SH  PUT   SHARED-DEFINED   0    0       50,000  0
WASTE MGMT INC DEL                   COM         94106L109       293     150,000 SH  CALL  SHARED-DEFINED   0    0      150,000  0
WILLIAMS SONOMA INC                  COM         969904101        74      20,000 SH  PUT   SHARED-DEFINED   0    0       20,000  0
WINN DIXIE STORES INC              COM NEW       974280307       838      62,043 SH        SHARED-DEFINED   0    0       62,043  0
ZALE CORP NEW                        COM         988858106       366     179,600 SH  PUT   SHARED-DEFINED   0    0      179,600  0

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